Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

1. Organization and Nature of Business

Smart Sand, Inc. and its subsidiaries (collectively, the “Company”) are headquartered in The Woodlands, Texas, and was incorporated in July 2011. The Company is engaged in the excavation, processing and sale of industrial sand, or proppant, for use in hydraulic fracturing operations for the oil and gas industry. The Company completed construction of the first phase of its primary facility in Oakdale, Wisconsin and commenced operations in July 2012.

Immaterial Correction

The Company discovered that an immaterial correction should be made relating to the amortization of deferred transaction costs associated with the issuance of shares of the Company’s outstanding Redeemable Series A preferred stock (the “Series A Preferred Stock”). The Company has been amortizing the deferred costs into interest expense from the date of issuance to the mandatory redemption date of the Series A Preferred Stock, which was September 13, 2016. In March 2014, the Company redeemed certain Series A Preferred Stock prior to the mandatory redemption date and wrote off a portion of the transaction costs as part of the early redemption. The Company never adjusted the quarterly amortization amount for the portion previously written off. The Company concluded the amounts were immaterial to its 2016 and 2015 interim financial statements in accordance with the guidance in U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (SAB) No. 99 “Materiality” and SAB No. 108 “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements.” The correction resulted in a decrease to current liabilities by $861 as of December 31, 2015.

1. Organization and Nature of Business

Smart Sand, Inc. and its subsidiaries (collectively, the “Company”), headquartered in The Woodlands, Texas, was incorporated in July 2011. The Company is engaged in the excavation, processing and sale of industrial sand, or proppant, for use in hydraulic fracturing operations for the oil and gas industry. The Company completed the construction of the first phase of its primary facility in Oakdale, Wisconsin and commenced operations in July 2012.

General

On November 9, 2016, in connection with its IPO, the Company’s Second Amended and Restated Certificate of Incorporation became effective to provide for a stock split of all issued and outstanding shares of common stock at a ratio of 2,200 for 1 (the “Stock Split”) and increased the authorized number of shares of common stock to 350,000,000 shares. Owners of fractional shares outstanding after the Stock Split will be paid cash for such fractional interests. The effective date of the Stock Split is November 9, 2016. All common stock share amounts disclosed in these financial statements have been adjusted to reflect the Stock Split.

Immaterial Correction

The Company discovered that an immaterial correction should be made relating to the amortization of deferred transaction costs associated with the issuance of the Company’s outstanding preferred shares. The Company has been amortizing the deferred costs into interest expense from the date of issuance to the mandatory redemption date of the preferred shares, which is September 13, 2016. In March 2014, the Company redeemed certain preferred shares prior to the mandatory redemption date and wrote off a portion of the transaction costs as part of the early redemption. The Company never adjusted the quarterly amortization amount for the portion previously written off. The Company concluded the amounts were immaterial to its 2015 and 2014 financial statements in accordance with the guidance in SEC Staff Accounting Bulletin (SAB) No. 99 “Materiality” and SAB No. 108 “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in the Current Year Financial Statements.” As a result, the correction resulted in a decrease in interest expense and corresponding increase to net income by $492 and 369 for the years ended December 31, 2015 and 2014, respectively. The correction also resulted in a decrease to current liabilities by $861 and $369 as of December 31, 2015 and 2014, respectively. The immaterial correction did not impact the statement of cash flows or cash paid for interest. Basic and diluted earnings per share increased by $0.02 and $0.02, respectively, for the year ended December 31, 2015. Basic and diluted earnings per share increased by $0.02 and $0.01, respectively, for the year ended December 31, 2014.